                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Harbor Fund
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)   DESCRIPTION                                                      COUPON  MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------
        DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  69.5%
        ADVERTISING  0.4%
$ 1,300 Interpublic Group of Cos., Inc. ................                  4.500%  03/15/23     $   1,405,625

        AEROSPACE & DEFENSE  2.9%
  1,300 AAR Corp. ......................................                  1.750   02/01/26          1,560,000
  3,110 DRS Technologies, Inc. (a) .....................                  2.000   02/01/26          3,358,800
  3,915 L-3 Communications Corp. .......................                  3.000   08/01/35          4,551,187
                                                                                               --------------
                                                                                                    9,469,987
                                                                                               --------------
        AGRICULTURAL PRODUCTS  1.2%
  3,950 Archer-Daniels-Midland Co. (a) .................                  0.875   02/15/14          3,796,938
                                                                                               --------------

        ALTERNATIVE CARRIERS  0.7%
  1,831 Time Warner Telecom, Inc. ......................                  2.375   04/01/26          2,460,406
                                                                                               --------------

        APPLICATION SOFTWARE  2.0%
  1,400 Blackboard, Inc. ...............................                  3.250   07/01/27          1,554,000
  1,300 Cadence Design Systems, Inc. (a) ...............                  1.375   12/15/11          1,516,125
  1,300 Cadence Design Systems, Inc. (a) ...............                  1.500   12/15/13          1,537,250
  1,980 Lawson Software, Inc. ..........................                  2.500   04/15/12          2,118,600
                                                                                               --------------
                                                                                                    6,725,975
                                                                                               --------------
        AUTOMOBILE MANUFACTURERS  0.7%
  1,850 Ford Motor Co. .................................                  4.250   12/15/36          2,171,438
                                                                                               --------------
        AUTOMOTIVE RETAIL  0.6%
  1,980 United Auto Group, Inc. ........................                  3.500   04/01/26          2,093,850
                                                                                               --------------
        BIOTECHNOLOGY  4.7%
    800 Alexion Pharmaceuticals, Inc. ..................                  1.375   02/01/12          1,710,000
  2,000 Amylin Pharmaceuticals, Inc. ...................                  3.000   06/15/14          2,202,500
  2,640 BioMarin Pharmaceuticals, Inc. .................                  1.875   04/23/17          3,649,800
  3,250 Genzyme Corp. ..................................                  1.250   12/01/23          3,453,125

        BIOTECHNOLOGY (CONTINUED)
  2,795 Invitrogen Corp. ...............................                  1.500   02/15/24          2,749,581
  2,640 Oscient Pharmaceuticals Corp. ..................                  3.500   04/15/11          1,584,000
                                                                                               --------------
                                                                                                   15,349,006
                                                                                               --------------
        BREWERS  1.1%
  3,300 Molson Coors Brewing Co. .......................                  2.500   07/30/13          3,687,750
                                                                                               --------------

        BROADCASTING & CABLE TV  0.7%
  2,500 Sinclair Broadcast Group, Inc. .................                  6.000   09/15/12          2,337,500
                                                                                               --------------

        CASINOS & GAMING  2.5%
  1,650 American Real Estate Partners, LP (b) ..........                  4.110   08/15/13          1,707,750
  4,000 International Game Technology ..................                  2.600   12/15/36          3,990,000
  1,800 Scientific Games Corp.(d) ......................            0.750/0.500   12/01/24          2,434,500
                                                                                               --------------
                                                                                                    8,132,250
                                                                                               --------------
        CATALOG RETAIL  0.9%
  3,000 Collegiate Pacific, Inc. .......................                  5.750   12/01/09          2,913,750
                                                                                               --------------

        COAL & CONSUMABLE FUELS  1.2%
  3,800 Peabody Energy Corp. ...........................                  4.750   12/15/66          4,009,000
                                                                                               --------------

        COMMUNICATIONS EQUIPMENT  1.1%
  1,300 Arris Group, Inc. ..............................                  2.000   11/15/26          1,340,690
  2,925 Symmetricom, Inc. ..............................                  3.250   06/15/25          2,398,500
                                                                                               --------------
                                                                                                    3,739,190
                                                                                               --------------
        COMPUTER & ELECTRONICS RETAIL  0.5%
  1,600 Best Buy, Inc. .................................                  2.250   01/15/22          1,766,000
                                                                                               --------------

        COMPUTER HARDWARE  1.0%
  3,900 Hewlett-Packard Co. ............................                    *     10/14/17          3,134,625
                                                                                               --------------

        COMPUTER STORAGE & PERIPHERALS  1.8%
  1,625 Electronics for Imaging, Inc. ..................                  1.500   06/01/23          1,803,750
  1,990 Maxtor Corp. ...................................                  6.800   04/30/10          2,179,050
  1,980 SanDisk Corp. ..................................                  1.000   05/15/13          1,890,900
                                                                                               --------------
                                                                                                    5,873,700
                                                                                               --------------
        DATA PROCESSING & OUTSOURCED SERVICES  1.6%
  5,250 Electronic Data Systems Corp. ..................                  3.875   07/15/23          5,289,375
                                                                                               --------------

        DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.5%
    880 FTI Consulting, Inc. ...........................                  3.750   07/15/12          1,554,300
                                                                                               --------------

        ELECTRICAL COMPONENTS & EQUIPMENT  1.7%
  3,015 General Cable Corp. (a) ........................                  1.000   10/15/12          3,173,288
  1,980 Sunpower Corp. .................................                  0.750   08/01/27          2,295,572
                                                                                               --------------
                                                                                                    5,468,860
                                                                                               --------------
        ELECTRONIC EQUIPMENT MANUFACTURERS  0.9%
  3,000 Veeco Instruments, Inc. ........................                  4.125   12/21/08          2,985,000
                                                                                               --------------

        ENVIRONMENTAL & FACILITIES SERVICES  0.8%
  2,300 Waste Connections, Inc. ........................                  3.750   04/01/26          2,587,500
                                                                                               --------------

        FOOTWEAR  1.1%
  3,300 Iconix Brand Group, Inc. (a) ...................                  1.875   06/30/12          3,568,125
                                                                                               --------------

        GOLD  1.4%
  2,375 Newmont Mining Corp. (a) .......................                  1.250   07/15/14          2,707,500
  1,675 Newmont Mining Corp. (a) .......................                  1.625   07/15/17          1,911,594
                                                                                               --------------
                                                                                                    4,619,094
                                                                                               --------------
        HEALTH CARE EQUIPMENT  2.2%
  3,400 Medtronic, Inc. ................................                  1.500   04/15/11          3,778,250
  3,474 St. Jude Medical, Inc. (a) .....................                  1.220   12/15/08          3,547,823
                                                                                               --------------
                                                                                                    7,326,073
                                                                                               --------------
        HEALTH CARE SUPPLIES  2.4%
  3,400 Fisher Scientific International, Inc. ..........                  3.250   03/01/24          5,325,250
  1,970 Inverness Medical Innovations, Inc. (a) ........                  3.000   05/15/16          2,526,525
                                                                                               --------------
                                                                                                    7,851,775
                                                                                               --------------

        HEALTH CARE TECHNOLOGY  0.9%
  2,600 TriZetto Group, Inc. ...........................                  2.750   10/01/25          2,892,500
                                                                                               --------------
        HEAVY ELECTRICAL EQUIPMENT  0.7%
  2,200 Ciena Corp. ....................................                  3.750   02/01/08          2,194,500
                                                                                               --------------
        HOTELS, RESORTS & CRUISE LINES  0.3%
  1,325 Ambassadors International, Inc. (a) ............                  3.750   04/15/27          1,064,969
                                                                                               --------------
        HOUSEHOLD PRODUCTS  1.9%
  4,000 Church & Dwight Co., Inc. (a) ..................                  5.250   08/15/33          6,210,000
                                                                                               --------------
        INDUSTRIAL MACHINERY  1.1%
  2,250 Actuant Corp. ..................................                  2.000   11/15/23          3,757,500
                                                                                               --------------
        INTEGRATED TELECOMMUNICATION SERVICES  1.2%
  4,210 Level 3 Communications, Inc. ...................                  6.000   09/15/09          4,025,812
                                                                                               --------------
        INTERNET RETAIL  1.3%
  1,840 Amazon.com, Inc. ...............................                  4.750   02/01/09          2,274,700
  1,650 GSI Commerce, Inc. (a) .........................                  2.500   06/01/27          1,831,500
                                                                                               --------------
                                                                                                    4,106,200
                                                                                               --------------
        INTERNET SOFTWARE & SERVICES  3.4%
  3,300 Equinix, Inc. ..................................                  2.500   04/15/12          3,374,250
  5,250 Walt Disney Co. ................................                  2.125   04/15/23          6,424,687
    975 Yahoo!, Inc. ...................................                    *     04/01/08          1,291,875
                                                                                               --------------
                                                                                                   11,090,812
                                                                                               --------------
        INVESTMENT BANKING & BROKERAGE  0.7%
  2,100 Merrill Lynch & Co., Inc. ......................                    *     03/13/32          2,357,040
                                                                                               --------------
        LIFE SCIENCES TOOLS & SERVICES  2.4%
  3,260 Illumina, Inc. (a) .............................                  0.625   02/15/14          4,266,525
  2,355 Millipore Corp. (a) ............................                  3.750   06/01/26          2,558,118
    895 Millipore Corp. ................................                  3.750   06/01/26            972,194
                                                                                               --------------
                                                                                                    7,796,837
                                                                                               --------------
       MANAGED HEALTH CARE  1.1%
  3,630 AMERIGROUP Corp. ...............................                  2.000   05/15/12          3,738,900
                                                                                               --------------
        MOVIES & ENTERTAINMENT  1.4%
  2,000 Liberty Media Corp. (a) ........................                  0.750   03/30/23          2,217,500
  2,175 Liberty Media Corp. ............................                  0.750   03/30/23          2,411,531
                                                                                               --------------
                                                                                                    4,629,031
                                                                                               --------------

        OIL & GAS EQUIPMENT & SERVICES  4.0%
  4,225 Cameron International Corp. ....................                  2.500   06/15/26          6,268,844
  3,250 Covanta Holding Corp. ..........................                  1.000   02/01/27          3,323,125
  3,575 SESI, LLC (a)(d) ...............................            1.500/1.250   12/15/26          3,615,219
                                                                                               --------------
                                                                                                   13,207,188
                                                                                               --------------
        OIL & GAS EXPLORATION & PRODUCTION  0.8%
  2,340 Chesapeake Energy Corp. ........................                  2.750   11/15/35          2,579,850
                                                                                               --------------

        PHARMACEUTICALS  2.4%
  3,580 Gilead Sciences, Inc. ..........................                  0.500   05/01/11          4,237,825
  3,300 Sciele Pharma, Inc. ............................                  2.625   05/15/27          3,555,750
                                                                                               --------------
                                                                                                    7,793,575
                                                                                               --------------
        SEMICONDUCTORS  5.0%
  2,700 Agere Systems, Inc. ............................                  6.500   12/15/09          2,740,500
  1,300 Cypress Semiconductor Corp. (a) ................                  1.000   09/15/09          1,709,500
  1,300 Intel Corp. ....................................                  2.950   12/15/35          1,352,000
  3,250 Intel Corp. (a) ................................                  2.950   12/15/35          3,380,000
  2,640 Micron Technology, Inc. ........................                  1.875   06/01/14          2,583,900
  2,600 ON Semiconductor Corp. (a) .....................                  2.625   12/15/26          3,607,500
  1,200 Xilinx, Inc. (a) ...............................                  3.125   03/15/37          1,176,000
                                                                                               --------------
                                                                                                   16,549,400
                                                                                               --------------
        SYSTEMS SOFTWARE  1.4%
  3,250 EMC Corp. (a) ..................................                  1.750   12/01/11          4,623,125
                                                                                               --------------
        TECHNOLOGY DISTRIBUTORS  0.8%
  1,950 Anixter International, Inc. ....................                  1.000   02/15/13          2,725,125
                                                                                               --------------
        THRIFTS & MORTGAGE FINANCE  0.9%
  3,400 Countrywide Financial Corp. Ser B (a)(b) .......                  3.308   05/15/37          3,026,680
                                                                                               --------------

        TRADING COMPANIES & DISTRIBUTORS  0.9%
  2,600 WESCO International, Inc. (a) ..................                  1.750   11/15/26          2,203,500
    700 WESCO International, Inc. ......................                  1.750   11/15/26            593,250
                                                                                               --------------
                                                                                                    2,796,750
                                                                                               --------------
        WIRELESS TELECOMMUNICATION SERVICES  0.3%
    600 NII Holdings, Inc. .............................                  2.750   08/15/25          1,047,750
                                                                                               --------------
        TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  69.5% ..........................        228,530,636
                                                                                               --------------

        FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  1.2%
        OIL & GAS EQUIPMENT & SERVICES  1.2%
  1,305 Schlumberger Ltd., Ser A
           (Netherlands Antilles) ......................                  1.500   06/01/23          3,789,394
                                                                                               --------------


DESCRIPTION                                                                        SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  21.1%
AGRICULTURAL PRODUCTS  0.6%
Bunge, Ltd., 4.875% (Bermuda) .........................                            14,850      $    1,991,756
                                                                                               --------------

ASSET MANAGEMENT & CUSTODY BANKS  1.5%
Affiliated Managers Group, Inc., 5.100% ...............                            90,000           5,107,500
                                                                                               --------------

AUTOMOBILE MANUFACTURERS  0.5%
General Motors Corp., Ser D, 1.500% ...................                            59,000           1,666,750
                                                                                               --------------

BROADCASTING & CABLE TV  1.1%
Comcast Corp., 2.000% .................................                            50,000           2,037,500
Emmis Communications Corp., Ser A, 6.250% .............                            40,495           1,609,676
                                                                                               --------------
                                                                                                    3,647,176
                                                                                               --------------
COMMODITY CHEMICALS  0.5%
Celanese Corp., 4.250% ................................                            34,000           1,721,250
                                                                                               --------------

COMMUNICATIONS EQUIPMENT  1.2%
Lucent Technologies Capital Trust I, 7.750% ...........                             4,100           3,987,250
                                                                                               --------------

DIVERSIFIED METALS & MINING  2.9%
Freeport-McMoRan Copper & Gold, Inc., 6.750% ..........                            33,000           5,115,000
Vale Capital, Ltd., Ser RIO, 5.500% (Cayman Islands) ..                            66,000           4,422,000
                                                                                               --------------
                                                                                                    9,537,000
                                                                                               --------------
DRUG RETAIL  0.8%
Rite Aid Corp., 5.500% ................................                           105,000           2,555,700
                                                                                               --------------

ELECTRIC UTILITIES  0.2%
NRG Energy, Inc., 5.750% ..............................                             1,800             665,775
                                                                                               --------------

GAS UTILITIES  0.5%
Southern Union Co., 5.000% ............................                            27,100           1,550,391
                                                                                               --------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I, 5.250% QUIPS ................                            15,400             721,875
                                                                                               --------------

INVESTMENT BANKING & BROKERAGE  1.5%
E*TRADE Financial Corp., 6.125% .......................                            48,750             903,338
Lazard, Ltd., 6.625% (Bermuda) ........................                           109,900           4,027,835
                                                                                               --------------
                                                                                                    4,931,173
                                                                                               --------------
LIFE & HEALTH INSURANCE  1.7%
MetLife, Inc., Ser B, 6.375% ..........................                           162,500           5,606,250
                                                                                               --------------

METAL & GLASS CONTAINERS  0.6%
Owens - Illinois, Inc, 4.750% .........................                            41,760           1,889,640
                                                                                               --------------

MULTI-LINE INSURANCE  1.2%
Citigroup Funding, Inc., Ser GNW, 4.583% (c) ..........                           138,000           4,051,680
                                                                                               --------------

OIL & GAS EXPLORATION & PRODUCTION  0.3%
Dune Energy, Inc., 10.000% (a) (f) ....................                               990             929,981
                                                                                               --------------

PACKAGED FOODS & MEATS  1.0%
Lehman Brothers Holdings, Inc., Ser GIS, 6.250% PIES ..                           120,000           3,240,000
                                                                                               --------------

PHARMACEUTICALS  1.1%
Schering-Plough Corp., 6.000% .........................                            13,200           3,659,700
                                                                                               --------------

PROPERTY & CASUALTY INSURANCE  1.0%
XL Capital Ltd., 6.500% (Cayman Islands) ..............                           116,000           3,224,800
                                                                                               --------------

THRIFTS & MORTGAGE FINANCE  2.7%
Fannie Mae, 5.375% ....................................                                66           6,471,424
Washington Mutual Capital Trust 2001, 5.375% ..........                            48,800           2,434,144
                                                                                               --------------
                                                                                                    8,905,568
                                                                                               --------------
TOTAL CONVERTIBLE PREFERRED STOCKS 21.1% ...............................................           69,591,215
                                                                                               --------------

COMMON STOCKS  2.7%
OIL & GAS STORAGE & TRANSPORTATION  1.2%
Williams Cos., Inc. ...................................                           111,647           3,802,697
                                                                                               --------------

WIRELESS TELECOMMUNICATION SERVICES  1.5%
NII Holdings, Inc. (e) ................................                            61,988           5,092,314
                                                                                               --------------

TOTAL COMMON STOCKS  2.7% ..............................................................            8,895,011
                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  94.5%
  (Cost $277,454,165) ..................................................................          310,806,256
                                                                                               --------------

REPURCHASE AGREEMENTS  4.3%
Banc of America Securities ($4,638,846 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated
   09/28/07, to be sold on 10/01/07 at $4,640,817) .....................................            4,638,846
Citigroup Global Markets, Inc. ($4,123,419 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at $4,125,102) ...............................            4,123,418
State Street Bank & Trust Co. ($5,349,736 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at $5,351,764) ...............................            5,349,736
                                                                                               --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $14,112,000)....................................................................           14,112,000

TOTAL INVESTMENTS  98.8%
  (Cost $291,566,165)...................................................................          324,918,256

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%.............................................            3,953,663
                                                                                               --------------

NET ASSETS 100.0%.......................................................................       $  328,871,919
                                                                                               ==============


Percentages are calculated as a percentage of net assets.
*   Zero coupon bond

(a)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities
     Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)  Floating Rate Coupon
(c)  Variable Rate Coupon

(d)  Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.
(e)  Non-income producing security as this stock currently does not declare income dividends.
(f)  Payment-in-kind security.

PIES - Premium Income Exchangeable Securities
QUIPS - Quarterly Income Preferred Securities

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007